J. & W. Seligman & Co.
                                  Incorporated


                                                                   March 3, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Seligman Global Fund Series, Inc. (the "Fund")
     Post-Effective Amendment No. 33
     File Nos. 33-44186 and 811-6485

Dear Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 33 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 28, 2003.

      If you have any questions, please do not hesitate to contact me at (212) 850-1375.


                                                  Very truly yours,

                                                  /s/Jennifer G. Muzzey

                                                  Jennifer G. Muzzey
                                                  Legal Assistant


JGM:jgm


             100 Park Avenue New York, New York 10017 (212) 850-1864